The Pacific Corporate Group
Private Equity Fund





September 28, 2005



To the Shareholders of
The Pacific Corporate Group Private Equity Fund:

     Enclosed are the unaudited financial statements of The Pacific Corporate Group Private Equity Fund (the "Trust") for the three months ended June 30, 2005.

     As always, please call us at (858) 456-6000 with any questions you may have regarding the Trust's operation or performance. Please direct your administrative correspondence or questions concerning your investment account and ownership in the Trust to Ms. Celene Riley of Palmeri Fund Administrators, Inc., our administrative services company, at (201) 475-8072 extension 155.

Sincerely,

Philip Posner
Chief Financial Officer
Pacific Corporate Group LLC

                           THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND

                        Consolidated Financial Statements
                                   (Unaudited)

                           For the Three Months Ended
                                  June 30, 2005

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
June 30, 2005



Assets

Portfolio investments at fair value (cost $49,692,584)                                                  $     51,696,722
Cash                                                                                                          13,649,178
Accounts receivable                                                                                              476,492
Accrued interest receivable                                                                                       39,688
Prepaid expenses and other assets                                                                                218,839
Deferred compensation plan assets, at market value                                                               169,576
                                                                                                        ----------------

Total Assets                                                                                            $     66,250,495
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Legal fees payable                                                                                      $         55,140
Accrued expense - accounting and audit fees payable                                                               70,000
Other accounts payable and accrued expenses                                                                        3,453
Due to affiliate                                                                                                  50,000
Deferred compensation plan - due to Independent Trustees                                                         169,576
                                                                                                        ----------------
   Total liabilities                                                                                             348,169
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     303,252
Beneficial Shareholders (108,159.8075 shares)                                                                 65,599,074
                                                                                                        ----------------
   Total shareholders' equity                                                                                 65,902,326
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     66,250,495
                                                                                                        ================

Net asset value per share                                                                               $         606.50
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Three Months Ended June 30, 2005




Investment Income and Expenses

Interest from short-term investments                                                                     $        90,679
Interest from Direct Investments                                                                                   6,716
Interest from accretion of discount on debt securities                                                             1,195
                                                                                                         ---------------
   Total income                                                                                                   98,590
                                                                                                         ---------------

Expenses:
Management fee                                                                                                   200,093
Legal fees                                                                                                        60,601
Tax and audit fees                                                                                                34,750
Administrative and bookkeeping fees                                                                               25,123
Independent Trustee fees                                                                                          14,493
Insurance expense                                                                                                 23,181
Mailing and printing fees                                                                                          2,974
Other expenses                                                                                                     9,688
                                                                                                         ---------------
   Total expenses                                                                                                370,903
                                                                                                         ---------------

   Net investment loss                                                                                          (272,313)
                                                                                                         ---------------

Net Change in Shareholders' Equity from Portfolio Investments

Change in net unrealized appreciation of Direct Investments                                                      499,554
Realized gain from Direct Investments                                                                              6,707
Realized loss from write-off of Direct Investment                                                                      -
                                                                                                         ---------------
   Net change in net assets from Direct Investments                                                              506,261
                                                                                                         ---------------

Change in unrealized appreciation of Distributed Investments                                                     (79,592)
Realized gain from Distributed Investments                                                                      (132,920)
                                                                                                         ---------------
   Net change in net assets from Distributed Investments                                                        (212,512)
                                                                                                         ---------------

Change in net unrealized depreciation of Indirect Investments                                                  4,290,757
Expenses paid in connection with Indirect Investments                                                                  -
Realized gains and income distributions received from:
   Indirect Investments                                                                                        2,844,775
   Realized loss from write-off of Indirect Investments                                                       (4,700,000)
                                                                                                         ---------------
   Net change in net assets from Indirect Investments                                                          2,435,532
                                                                                                         ---------------

Net Increase in Shareholders' Equity from Operations                                                     $     2,456,968
                                                                                                         ===============

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) For the Three Months Ended June 30, 2005


                                                                Adviser              Beneficial
                                                                Trustee             Shareholders                Total

Shareholders' equity(A) as of March 31, 2005                        341,946              73,969,393             74,311,339
                                                            ---------------       -----------------      -----------------

Increase (decrease) in shareholders' equity (A) from operations:
   Net investment loss                                      $        (1,253)      $        (271,060)     $        (272,313)
   Realized loss on investments - net                                (9,118)             (1,972,320)            (1,981,438)
   Change in unrealized appreciation
     on investments - net                                            21,677               4,689,042              4,710,719
                                                            ---------------       -----------------      -----------------
Net increase in shareholders' equity(A)
 from operations                                                     11,306               2,445,662              2,456,968
                                                            ---------------       -----------------      -----------------

Distributions to shareholders: (C)
   Return of capital distributions                                  (16,750)             (3,623,354)            (3,640,104)
   Distributions from realized gains on investments                 (33,250)             (7,192,627)            (7,225,877)
                                                            ----------------      ------------------     ------------------
Total distributions to shareholders                                 (50,000)            (10,815,981)           (10,865,981)
                                                            ----------------      ------------------     ------------------

   Total decrease in shareholders' equity(A)                        (38,694)             (8,370,319)            (8,409,013)
                                                            ----------------      ------------------     ------------------

Shareholders' equity(A) as of June 30, 2005                 $       303,252       $      65,599,074(B)   $      65,902,326
                                                            ===============       =================      =================



     (A)   Shareholders' equity is equivalent to the net assets of the Fund.

     (B) The net asset value per share of beneficial interest was $606.50 as of June 30, 2005. Additionally, from February 9, 1998 (commencement of operations) through June 30, 2005, the Trust had made cash distributions to Beneficial
Shareholders totaling $521 per share of beneficial interest.

     (C) Breakdown of return of capital and gain is our best estimate based on available information.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Three Months Ended June 30, 2005


Cash Flows From Operating Activities

Net increase in shareholders' equity from operations                                                     $      2,456,968

Adjustments to reconcile net increase in shareholders' equity from operations to net cash provided by operating activities:

Capital contributed to Indirect Investments                                                                      (451,755)
Return of capital distributions received from Indirect Investments                                              3,850,833
Change in net unrealized depreciation of Indirect Investments                                                  (4,290,757)
Realized loss from write-off of Indirect Investments                                                            4,700,000
Proceeds from sale of Direct Investment                                                                                 -
Change in net unrealized appreciation of Direct Investments                                                      (499,554)
Interest income from direct investment capitalized                                                                      -
Realized loss from write-off of Direct Investment                                                                       -
Realized gain from sale of Direct Investment                                                                       (6,707)
Proceeds from the sale of Distributed Investments                                                                 450,046
Realized gain from Distributed Investments                                                                        132,920
Change in unrealized appreciation of Distributed Investments                                                       79,592
Accretion of discount on debt securities                                                                           (1,195)
Decrease in accrued interest receivable                                                                             1,507
Increase in prepaid expenses                                                                                     (599,612)
Increase in deferred compensation assets                                                                          (17,562)
Decrease in accounts payable and accrued expenses                                                                    (658)
Increase in deferred compensation - due to Independent Trustees                                                    17,562
                                                                                                         ----------------
Net cash provided by operating activities                                                                       5,821,628
                                                                                                         ----------------

Cash Flows From Financing Activities

Cash distribution paid to shareholders                                                                        (10,815,981)
                                                                                                         ----------------

Decrease in cash                                                                                               (4,994,353)
Cash at beginning of period                                                                                    18,643,531
                                                                                                         ----------------

Cash at End of Period                                                                                    $     13,649,178
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of June 30, 2005

                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity        Net Assets

Direct Investments:

Manufacturing:
   ADCO Global, Inc.
   Raleigh, NC
   Adhesives, sealants and coatings
   8,637 shares of redeemable exchangeable
     cumulative preferred stock                                   $    863,700    $    1,000,000
   1,000 shares of common stock                                      1,000,000         1,000,000
                                                                  ------------    --------------

       Total Manufacturing                                           1,863,700         2,000,000          3.04%             3.04%
                                                                  ------------    --------------       --------         ---------

Telecommunications:
   Integra Telecom, Inc.
   Portland, OR
   Facilities-based, integrated communications provider
   4,000,000 shares of Series F preferred stock                      1,000,000                 0
   Warrant to purchase 71,222 shares of Class A voting
     common stock at $.05 per share, expiring 1/14/10                        0                 0
   185,000 shares of Series H preferred stock                          185,000           555,000
   Warrant to purchase 637,788 shares of Class A voting
     common stock at $.0005 per share, expiring 7/03/12                      0                 0
                                                                  ------------    --------------
                                                                     1,185,000           555,000          0.84%             0.84%
                                                                  ------------    --------------
   VS&A HW Holding, LLC
   Washington, D.C
   Holding company for investment in Hanley-Wood, LLC, a
   business to business company providing publishing trade
   show and related media for residential building industry
   1.779% membership interest in VS&A HW Holding LLC                 3,000,000         5,792,333          8.79%             8.79%

   Hanley-Wood Holdings, LLC
   Washington, D.C.
   A business to business company providing publishing trade
   show and related media for the residential building industry
   $166,064 face value 13.25% Senior Note due 1/31/11 (A)              149,114           168,205
   $34,463 13.25% PIK Senior Note due 1/31/11                           34,463            45,607
   Warrant to purchase 2.3655% of Hanley-Wood
     Holdings, LLC at $.0003653, expiring 1/31/13                       47,128           143,230
                                                                  ------------    --------------
                                                                       230,705           357,042          0.54%             0.54%
                                                                  ------------    --------------       --------         ---------

       Total Telecommunications                                      4,415,705         6,704,375         10.17%            10.17%
                                                                  ------------    --------------       --------         ---------

Total Direct Investments                                             6,279,405         8,704,375         13.21%            13.21%
                                                                  ------------    --------------       --------         ---------






THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, (Unaudited) continued
As of June 30, 2005


                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity        Net Assets

Indirect Investments:

International:
   CVC European Equity Partners II L.P.                           $  2,633,784    $    5,042,719          7.65%           7.65%
   $7,500,000 original capital commitment
   .397% limited partnership interest

   Hicks, Muse, Tate & Furst Latin America Fund, L.P. (B) (C)        1,166,954           949,926          1.44%           1.44%
                                                                  ------------    --------------       --------        --------
   $2,500,000 original capital commitment
   .267% limited partnership interest

       Total International                                           3,800,738         5,992,645          9.09%           9.09%
                                                                  ------------    --------------       --------        --------

Large Corporate Restructuring:
   Apollo Investment Fund IV, L.P.                                   2,713,766         4,192,495          6.36%           6.36%
   $5,000,000 original capital commitment
   .139% limited partnership interest

   Hicks, Muse, Tate & Furst Equity Fund IV, L.P. (D)                1,032,897           721,915          1.10%           1.10%
                                                                  ------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .124% limited partnership interest

       Total Large Corporate Restructuring                           3,746,663         4,914,410          7.46%           7.46%
                                                                  ------------    --------------       --------        --------

Medium Corporate Restructuring:
   Aurora Equity Partners II L.P.                                    4,541,378         5,479,184          8.31%           8.31%
   $5,000,000 original capital commitment
   .663% limited partnership interest

   Fenway Partners Capital Fund II, L.P.                             3,656,909         3,298,069          5.01%           5.01%
   $5,000,000 original capital commitment
   .550% limited partnership interest

   Parthenon Investors, L.P.                                         3,051,309         2,387,851          3.62%           3.62%
   $3,500,000 original capital commitment
   .990% limited partnership interest

   Thomas H. Lee Equity Fund IV, L.P.                                6,536,838         5,807,302          8.81%           8.81%
                                                                  ------------    --------------       --------        --------
   $10,000,000 original capital commitment
   .342% limited partnership interest

       Total Medium Corporate Restructuring                         17,786,434        16,972,406         25.75%          25.75%
                                                                  ------------    --------------       --------        --------





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, (Unaudited) continued
As of June 30, 2005

                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets

Sector Focused:
   First Reserve Fund VIII, L.P. (E)                              $  2,301,639    $    2,477,000          3.76%           3.76%
   $5,000,000 original capital commitment
   .616% limited partnership interest

   Providence Equity Partners III, L.P.                                698,341           588,949          0.89%           0.89%
   Providence Equity Offshore Partners III, L.P.                        96,363             4,121          0.01%           0.01%
                                                                  ------------    --------------       --------        --------
   $3,500,000 original capital commitment                              794,704           593,070          0.90%           0.90%
                                                                  ------------    --------------       --------        --------
   .372% limited partnership interest

   VS&A Communications Partners III, L.P.                            2,385,096         2,674,866          4.06%           4.06%
                                                                  ------------    --------------       --------        --------
   $3,000,000 original capital commitment
   .310% limited partnership interest

       Total Sector Focused                                          5,481,439         5,744,936          8.72%           8.72%
                                                                  ------------    --------------       --------        --------

Small Corporate Restructuring:
   American Securities Partners II, L.P.                             1,472,256         1,186,287          1.80%           1.80%
   $5,000,000 original capital commitment
   1.429% limited partnership interest

   Sentinel Capital Partners II, L.P.                                2,016,445         2,770,489          4.20%           4.20%
   $5,000,000 original capital commitment
   3.973% limited partnership interest

   Washington & Congress Capital Partners, L.P. (F)
   (f/k/a Triumph Partners III, L.P.)                                2,077,313         1,370,468          2.08%           2.08%
                                                                  ------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .831% limited partnership interest

       Total Small Corporate Restructuring                           5,566,014         5,327,244          8.08%           8.08%
                                                                  ------------    --------------       --------        --------

Venture Capital:
   Alta California Partners II, L.P.                                 3,800,028         1,735,609          2.63%           2.63%
   $4,000,000 original capital commitment
   1.783% limited partnership interest

   Atlas Venture Fund IV, L.P.                                         387,192           251,778          0.38%           0.38%
   $1,540,000 original capital commitment
   .381% limited partnership interest





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, (Unaudited) continued
As of June 30, 2005

                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity        Net Assets

   Bedrock Capital Partners I, L.P. (G) (H)                       $    708,652    $      692,656          1.05%           1.05%
   $5,000,000 original capital commitment
   4.189% limited partnership interest

   Sprout Capital VIII, L.P.                                         1,817,143         1,163,207          1.77%           1.77%
                                                                  ------------    --------------       --------        --------
   $5,000,000 original capital commitment
   .667% limited partnership interest

       Total Venture Capital                                         6,713,015         3,843,250          5.83%           5.83%
                                                                  ------------    --------------       --------        --------

Total Indirect Investments                                          43,094,303        42,794,891         64.93%          64.93%
                                                                  ------------    --------------       --------        --------


Distributed Investment:

   Arbinet                                                             318,876           197,456          0.30%           0.30%
                                                                  ------------    --------------       --------        --------

Total Distributed Investment                                           318,876           197,456          0.30%           0.30%
                                                                  ------------    --------------       --------        --------

Total Portfolio Investments                                       $49,692,584     $   51,696,722         78.44%          78.44%
                                                                 ============     ==============       ========        ========

     (A) The cost of debt securities is adjusted for amortization of discounts on such securities.

     (B) On June 30, 2005, the Trust wrote off a portion of its investment in Hicks, Muse, Tate & Furst Latin America Fund, L.P., realizing a loss of $500,000.

     (C) In May 2005, the Trust received an in-kind distribution from Hicks, Muse, Tate & Furst Equity Fund IV, L.P of 10,870 common shares of Clear Channel valued at $355,197 with a cost of $485,075.

     (D) On June 30, 2005, the Trust wrote off a portion of its investment in Hicks, Muse, Tate & Furst Equity Fund IV, L.P., realizing a loss of $1,500,000.

     (E) In April 2005, the Trust received an in-kind distribution from First Reserve Fund VIII, L.P. of 18,505 common shares of TransMontaigne Inc. valued at $130,830, with a cost of $97,891.

     (F) On June 30, 2005, the Trust wrote off a portion of its investment in Washington & Congress Capital Partners, L.P., realizing a loss of $1,200,000.

     (G) On June 30, 2005, the Trust wrote off a portion of its investment in Bedrock Capital Partners I, L.P., realizing a loss of $1,500,000.

     (H) In June 2005, the Trust received an in-kind distribution from Bedrock Capital Partners I, L.P. of 29,471 common shares of Arbinet valued at $373,987, with a cost of $318,876.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
For the Three Months Ended June 30, 2005 (Unaudited)

The following per share data and ratios have been derived from information provided in the financial statements.

Increase (Decrease) in Net Asset Value

Per Share Operating
   Performance:                                                                                       2005

Net asset value, beginning of
    year                                                                                        $       683.89
                                                                                                --------------

Net investment loss                                                                                      (2.51)
Net change in net assets from
    Portfolio Investments                                                                                25.12
                                                                                                --------------
Net increase in net
    assets resulting from operations                                                                     22.61
                                                                                                --------------

Cash distributions: (A)
    ROC                                                                                                 (33.50)
    Gain                                                                                                (66.50)
                                                                                                --------------
                                                                                                       (100.00)

Net asset value, end of period                                                                  $       606.50
                                                                                                ==============

Total investment return                                                                                13.22%
                                                                                                =============


Ratios to Average Net Assets:

Expenses                                                                                                2.12%
                                                                                                =============

Net investment loss                                                                                    (1.56%)
                                                                                                =============


Supplemental Data:

Net assets, end of period                                                                       $   65,902,326
                                                                                                ==============

Portfolio turnover                                                                                      0.84%
                                                                                                =============

(A) Breakdown of return of capital and gain is our best estimate based on available information.


The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

     The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

     Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the "Trustees."

     The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Trust's financial statements are consolidated to include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

     The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

     Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

     Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, (Unaudited) continued

     The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows:
(i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

     The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

     Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

     Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee shall consider each quarter whether in its view there has been an impairment of the Trust's ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee shall include in this consideration any investment of the Trust where any of the following factors are present:

     (i) covenant breaches by the relevant company or investment fund; (ii) departures of key members of management; (iii) bankruptcy or restructuring of the company or investment fund; (iv) an investment has been valued below cost for one year or longer; or (v) investments that are the subject of write-downs of value during the current quarter.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.





THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, (Unaudited) continued

     Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

     Income Taxes - The Trust is treated as a partnership for income tax purposes. As such, no provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

     Professional Fees - Professional fees include legal, audit, tax and accounting and administration fees.

3.       Shareholders' Equity

     In connection with the original issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.       Allocation of Net Income and Net Loss

     Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments" (as described below), and 15% from Direct Investments in "pari passu co-investments", provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     "Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

     The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

     Each Independent Trustee receives a $12,500 annual fee, payable quarterly, $625 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,125 annual fee, payable quarterly, and $300 for each Audit Committee meeting attended.


     The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

     Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

As of June 30, 2005, the Trust had unfunded investment commitments of approximately $6.2 million.

7.       Cash Distribution

     On April 29, 2005 the Trust made a cash distribution to shareholders totaling $10,865,981, of which the Beneficial Shareholders received $10,815,981, or $100 per share of beneficial interest in the Trust, and the Adviser Trustee received $50,000. The breakdown of the distribution between return of capital and gain is $33.50 and $66.50 per share, respectively and is the best estimate based on available information.

     Cumulative distributions made through June 30, 2005 total $56,611,761 total, of which the Beneficial Shareholders have received $56,351,261, or $521 per share of beneficial interest in the Trust, and the Adviser Trustee has received $260,500.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)

1.       Individual Trustees

     Information concerning each Individual Trustee of the Trust is shown in the chart below. Trustee Harry G. Bubb retired in December 2003.

 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                   Term of                               Overseen by
                                                 Office and                              Director or     Other Directorships
                               Position Held      Length of      Principal Occupation    Nominee for     Held by Director or
    Name, Address and Age        with Fund       Time Served     During Past 5 Years       Director     Nominee for Director
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
    Christopher J. Bower
    1200 Prospect Street,                                          Chief Executive
          Suite 200            President and                     Officer and Founder
     La Jolla, CA 92037          Individual      Indefinite,     of Pacific Corporate
           Age 48                 Trustee        Since 1998           Group LLC               1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                Ivadelle and Theodore
                                                                 Johnson Professor of
       Alan C. Shapiro                                           Banking and Finance
    1200 Prospect Street,                                          at the Marshall
          Suite 200                                              School of Business,
     La Jolla, CA 92037         Independent      Indefinite,        University of                         Remington Oil and
           Age 59                 Trustee        Since 1998      Southern California          1           Gas Corp. (NYSE)
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                                               Brandes
                                                                                                         International Fund,
                                                                                                           Forward Funds,
                                                                                                           Wilshire Target
                                                                                                           Funds, and as a
                                                                                                           trustee of RREEF
      DeWitt F. Bowman                                                                                   America REIT, RREEF
    1200 Prospect Street,                                                                               America III REIT and
          Suite 200                                                                                      the Pacific Gas and
     La Jolla, CA 92037         Independent      Indefinite,     Principal of Pension                     Electric Nuclear
           Age 72                 Trustee        Since 1998     Investment Consulting         1         Decommissioning Trust
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
        Ronald Pelosi
    1200 Prospect Street
          Suite 200
     La Jolla, CA 92037         Independent      Indefinite,    President of Trenholm
           Age 70                 Trustee        Since 2003           Associates              1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------

2.       Proxy Voting

     The Trust has adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee's proxy voting policies and procedures is available without charge, by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at
(858) 456-6000 and on the Securities and Exchange Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-CSR for the year ended March 31, 2005).

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION, (Unaudited) continued

     The Trust's proxy voting record is available without charge by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at (858) 456-6000 and on the Securities and Exchange Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-PX for the twelve month period ended June 30, 2005).

3. Form N-Q

     The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available, without charge, by contacting Mr. Philip Posner, Chief Financial Officer and Managing Director of the Adviser Trustee, at (858) 456-6000 and on the Commission's website at http://www.sec.gov. Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

4.       Continuation of Management Arrangements

     The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (the "Independent Trustees"), has the responsibility under the Investment Company Act of 1940 (the "Investment Company Act") to approve the Trust's proposed Management Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Management Agreement was most recently approved by the Trust's shareholders at a special meeting held in August 2001 in connection with the acquisition of ownership interests in Pacific Corporate Group LLC, the Trust's management company and Adviser Trustee ("PCG"), by several members of PCG's management. At a meeting held in person on May 19, 2005, the Management Agreement was discussed and was unanimously continued for a one-year term by the Trust's Board, including the Independent Trustees. At such meeting, the Board, including the Independent Trustees, also approved Articles IV and VI of the Trust's Second Amended and Restated Declaration of Trust (the "Declaration of Trust"), which Articles set forth certain management powers of, and the payment of certain fees (as described below) to, PCG as Adviser Trustee of the Trust. The Independent Trustees were represented by independent counsel who assisted them in their deliberations during the Board meeting and executive session.

     In considering whether to continue the Trust's Management Agreement and other management arrangements, the Board reviewed materials provided by PCG, Trust counsel and independent counsel, which included, among other things, (i) fee information of other comparable funds-of-funds, (ii) a profitability analysis of PCG in providing services under the Management Agreement and information regarding PCG's financial condition, (iii) information regarding PCG performance and (iv) memoranda outlining the legal duties of the Board. The Board also met with investment; management personnel from PCG. The Board considered factors relating to both the selection of the manager and the approval of the management fee when reviewing the Management Agreement and other management arrangements. In particular, the Board considered the following:

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION, (Unaudited) continued

     (i) The nature, extent and quality of services to be provided by PCG. The Trustees reviewed the services that PCG provides to the Trust, including, but not limited to, providing (i) ongoing monitoring and information regarding the Trust's investments, (ii) a well developed due diligence process for any follow-on investment opportunities, (iii) well established risk management policies, and (iv) pro-active monitoring, reporting and valuation mechanisms. The Board considered PCG's ability to continue to perform the services required of it by the Trust, including PCG' s financial condition and whether PCG had the financial and other resources necessary to continue to carry out its functions under its management arrangements with the Trust. The Trustees also discussed with officers of the Trust and PCG the amount of time PCG dedicated to the Trust during the last year. Additionally, the Trustees considered the services provided by PCG to other funds and investment vehicles that it manages.

     The Board noted that as a limited life private equity fund registered under the Investment Company Act investing in direct and indirect investments (as each term is defined below) the Trust was a somewhat unique investment vehicle. It was noted that PCG had developed reporting, valuation and other procedures that were customized to the needs of the Trust. It was also noted that PCG had expertise in administering such procedures.

     In addition, the Board considered the size, education, background and experience of PCG's staff. They also took into consideration PCG's quality of service and longevity in the industry. The Board further noted that PCG was responsive to the requests of the Trustees. Lastly, the Trustees reviewed PCG's ability to attract and retain quality and experienced personnel.

     The Trustees concluded that the scope of services provided by PCG to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by PCG had not diminished over the past year.

     (ii) Investment performance of the Trust and PCG. The Trustees reviewed the past investment performance of the Trust, both on an absolute basis and as compared to other funds that had invested in similar investments made in the same vintage years, as well as general market indices. The Trustees noted that the Trust had performed satisfactorily, particularly when compared to the performance of other private equity funds that had invested their capital over the same time frame as the Trust.

     The Trustees then reviewed PCG's performance with respect to the funds and other clients for which it provides investment advisory services. In particular, the Trustees reviewed investment performance schedules illustrating PCG's historical investment performance record for certain composites of accounts and that the record was examined by a public accounting firm. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that PCG had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies. The Trustees determined that Trust performance was satisfactory.

     (iii) Cost of the services to be provided and profits to be realized by PCG from the relationship with the Trust. Next, the Trustees considered the cost of the services provided by PCG. As part of their analysis, the Trustees gave substantial consideration to the fees payable to PCG. The Trustees noted that PCG's management fee is determined as a percentage of total capital commitments of the Trust less any

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION, (Unaudited) continued

     distributions of capital and realized investment losses. They further noted that out of its management fee, PCG pays a quarterly shareholder servicing fee to the Trust's placement agent. In addition, the Trustees considered that pursuant to the Trust's Declaration of Trust, PCG is entitled to a potential carried interest in the profits generated by the Trust's investments made directly in private or public operating companies ("direct investments"). The Trustees noted that PCG is not entitled to a carried interest with respect to the profits generated by the Trust's investments in partnerships or other investment vehicles ("indirect investments").

     In reviewing the management fee, the Trustees considered the management fees of other comparable funds-of-funds (the "Comparable Funds"). It was noted to the Trustees, however, that many of the Comparable Funds do not make direct investments and none of the Comparable Funds is registered under the Investment Company Act. Further, it was noted that unlike the Comparable Funds, the Trust's registration under the Investment Company Act resulted in additional potential liabilities for PCG as well as uncertainty as to the term of the advisory engagement as a result of the Investment Company Act's annual approval requirements. It was also noted that, unlike the Trust, as private funds many of the Comparable Funds likely did not have boards of trustees that the Comparable Funds' managers met with and reported to on a quarterly or more frequent basis. The Trustees also considered that unlike certain of the Comparable Funds, the Trust's shares are held primarily by individuals, generally resulting in greater compliance and administrative costs than may be the case for such Comparable Funds. The Board also noted that several of the Comparable Funds were "specified funds-of-funds" involving investments into a limited number of underlying funds that were specified in the offering documents of the relevant Comparable Funds. Finally, the Trustees considered the fact that PCG receives a carried interest only with regard to direct investments while certain of the Comparable Funds receive a carried interest with regard to indirect investments.

     The Board also considered the fees charged by PCG to the other funds and investment vehicles for which it provides advisory services.

     Based upon the foregoing, the Trustees concluded that PCG's management fee and carried interest entitlement were reasonable, compared to those of comparable funds and the fees charged by PCG to other funds and private equity vehicles for which it provides advisory services, based upon the nature and quality of services provided and the unusual characteristics of the Trust.

     The Trustees also reviewed information regarding the profitability to PCG of its relationship with the Trust and regarding PCG's financial condition. The Board considered the level of PCG's profits and whether the profits were reasonable for PCG. The profitability analysis took into consideration a review of PCG's methodology for determining overhead expenses. These overhead expenses include the payment of all compensation of, and furnishing office space for, officers and employees of the Trust necessary for the operation of the Trust, as well as the compensation of all Trustees who are affiliated persons of PCG or any of its affiliates. Representatives of PCG indicated that the allocation of labor expenses is based upon the time spent on Trust matters. The Trustees found that the profits realized by PCG from its relationship with the Trust were reasonable and consistent with fiduciary duties. The Trustees also found that PCG had the financial resources necessary to continue to carry out PCG's functions under its management arrangements with the Trust.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION, (Unaudited) continued

     (iv) The extent to which economies of scale would be realized as the Trust grows and whether fee levels would reflect such economies of scale. An additional factor that the applicable regulations under the Investment Company Act indicate that a board should consider is the extent to which economies of scale would be realized as the Trust grows and whether fee levels would reflect such economies of scale. The Trust's management fee is based upon committed capital as reduced by returns of capital and realized investment losses. In addition, as a limited life vehicle, the Trust has and will continue to return capital to investors over its term and has no present intention of selling additional shares and/or raising additional capital. As a result, the Trustees did not make a determination as to whether economies of scale would be realized as the Trust grows because they determined that such factor is not relevant with respect to the Trust. Because the Trust will not experience any further growth in its capital commitments, it will not realize economies of scale.

     In approving the continuation of the Trust's management arrangements, no single factor was determinative to the decision of the Board. Rather, after weighing all of the reasons discussed above, the Board, including the Independent Trustees, unanimously approved the continuation of the Management Agreement and other management arrangements.